Commodity risk management contracts (Tables)	12 Months Ended
Dec. 31, 2024
Commodity risk management contracts
Summary of Gain (Loss) on the Commodity Risk Management Contracts

The table below summarizes the results on non-hedge derivative commodity risk management contracts:

	2024	2023	2022
Realized loss on commodity risk management contracts	—	—	(83,244)
Unrealized gain on commodity risk management contracts	—	—	13,023
	—	—	(70,221)

Schedule of Group's Derivative Contracts

The following table presents the Group’s production hedged during the year ended December 31, 2024, and for the following periods as a consequence of the derivative contracts in force as of December 31, 2024:

Period	Reference	Type	Volume (bbl/d)	Weighted average price (US$/bbl)
January 1, 2024 - March 31, 2024	ICE BRENT	Zero Premium Collars	8,500	65.59 Put 92.04 Call
April 1, 2024 - June 30, 2024	ICE BRENT	Zero Premium Collars	9,000	67.50 Put 96.99 Call
July 1, 2024 - August 31, 2024	ICE BRENT	Zero Premium Collars	9,000	67.22 Put 99.36 Call
September 1, 2024 - September 30, 2024	ICE BRENT	Zero Premium Collars	14,500	68.28 Put 95.13 Call
October 1, 2024 - December 31, 2024	ICE BRENT	Zero Premium Collars	13,500	70.00 Put 92.26 Call
January 1, 2025 - March 31, 2025	ICE BRENT	Zero Premium Collars	19,500	69.79 Put 82.48 Call
April 1, 2025 - June 30, 2025	ICE BRENT	Zero Premium Collars	19,000	69.26 Put 79.02 Call
July 1, 2025 - August 31, 2025	ICE BRENT	Zero Premium Collars	11,000	69.09 Put 78.25 Call
September 1, 2025 - September 30, 2025	ICE BRENT	Zero Premium Collars	4,000	69.00 Put 77.38 Call